STOCKHOLDERS' EQUITY (Details 3) - Common Stock Warrants [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Number of Options, Non-vested as beginning
Number of Options, Granted	405,334	405,334
Number of Options, Forfeited
Number of Options, Vested	405,334	405,334
Number of Options, Non-vested as Ending
Weighted- Average Grant-Date Fair Value, Non-vested as beginning
Weighted- Average Grant-Date Fair Value, Granted	0.13	0.13
Weighted- Average Grant-Date Fair Value, Forfeited
Weighted- Average Grant-Date Fair Value, Vested	0.13	0.13
Weighted- Average Grant-Date Fair Value, Non-vested as Ending